Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2017
Property Plant And Equipment Net
PROPERTY, PLANT AND EQUIPMENT, NET
NOTE 7:-	PROPERTY, PLANT AND EQUIPMENT, NET

Balance as of December 31, 2017:

	Laboratory equipment	Computers, office furniture and equipment	Leasehold improvements	Total
	USD
Cost:

Balance at January 1, 2017	$22	$173	$6	$201
Purchases during the year	-	7	-	7

Balance at December 31, 2017	22	180	6	208

Accumulated depreciation:

Balance at January 1, 2017	10	146	5	161
Depreciation during the year	4	15	*-)	19

Balance at December 31, 2017	14	161	5	180

Depreciated cost at December 31, 2017	$8	$19	$1	$28

Balance as of December 31, 2016:

	Laboratory equipment	Computers, office furniture and equipment	Leasehold improvements	Total
	USD
Cost:

Balance at January 1, 2016	$21	$164	$6	$191
Purchases during the year	1	9	-	10
Sale of fixed assets	-	*-)	-	*-)

Balance at December 31, 2016	22	173	6	201

Accumulated depreciation:

Balance at January 1, 2016	7	132	4	143
Depreciation during the year	3	14	1	18
Sale of fixed assets	-	*-)	-	*-)

Balance at December 31, 2016	10	146	5	161

Depreciated cost at December 31, 2016	$12	$27	$1	$40

*) Represents an amount less than USD 1.